Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)												1 Months Ended			3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 12, 2023	Feb. 17, 2023	Feb. 14, 2023	Jan. 18, 2023	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 18, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2022	Feb. 17, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized															500,000,000		500,000,000				500,000,000		500,000,000	500,000,000
Preferred stock, par value															$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized															1,000,000,000		1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value															$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding															215,020,172		182,934,483				215,020,172		182,934,483	143,840,643
Number of shares issued, value																				$ 80,000				$ 718,113
Line of credit																									$ 5,000,000
Shares issued pursuant to SPA, value														$ 300,000	$ 25,500	$ 544,200			$ 15,000	300,000			$ 1,252,001	718,113
Cash															33,770		$ 40,886				$ 33,770		40,886	589,668
Convertible debt											$ 50,000				$ 67,458	$ 116,821	$ 73,664				$ 67,458		73,664	176,703			$ 149,241
Conversion of debt, shares											575,558
Number of shares issued for services					227,273	600,000	227,273		500,000	20,000
Common shares issued					$ 50,000	$ 79,500	$ 50,000		$ 85,000	$ 3,600									50,000	88,600			$ 268,099	165,000
Stock issued during period, value, other																								270,000
Interest and fees																								$ 15,355
Warrant shares																										1,000,000
Warrants issued																										500,000
Remaining shares																										500,000
Common stock, shares issued															215,020,172		182,934,483				215,020,172		182,934,483	143,840,643
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt, shares	2,162,770
Sale of stock, shares												6,875,000	6,875,000
Sale of stock, value												$ 137,500	$ 137,500
Accrued interest	$ 1,948
Other fees	$ 900
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash											$ 53,222
Conversion of debt, shares											575,558				4,753,178
Convertible debt											$ 50,000
Interest converted											$ 3,222
Conversion of debt, value															$ 93,000
Accrued interest															4,142
Other fees															$ 1,400
Line of Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aditional common shares																							5,064,421
Aditional purchase price																							$ 187,000
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit																									$ 5,000,000
Investor [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																375,000
Number of shares issued, value																$ 37,500
Sale of stock, shares															8,940,000
Sale of stock, value															$ 194,300
Investor [Member] | Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																						1,500,000
Shares issued pursuant to SPA, value		$ 12,500	$ 25,000
Share price		$ 0.10	$ 0.10
E L O C [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																5,310,988	5,064,421
Number of shares issued, value																$ 196,000							$ 187,000
Gary Rodney [Member] | Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.02
Ralph Hofmeier [Member] | Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.05
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value																				$ 300,000
Number of shares issued, shares														2,000,000						2,000,000
Consulting Agreement [Member] | Gary Rodney [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)																					$ 196,159
Consulting Agreement [Member] | Gary Rodney [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services				6,250,000
Share price				$ 0.02
Employment Agreement [Member] | Ralph Hofmeier [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)																					2,109
Employment Agreement [Member] | Ralph Hofmeier [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services				702,523
Share price				$ 0.05
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding																	182,934,483						182,934,483	143,840,643
Proceed from deposit																					$ 138,800
Common shares to be issued															6,420,000						6,420,000
Number of shares issued, shares																								5,065,344
Number of shares issued, shares														500,000						500,000
Shares issued pursuant to SPA, value															$ 14,694	$ 5,686			$ 10,403	$ 17,453			$ 36,444	$ 5,066
Number of shares issued for services																			227,273	520,000			1,574,546	500,000
Common shares issued																			$ 227	$ 520			$ 1,574	$ 500
Stock issued during period shares others																								4,671,167
Conversion of interest and fees shares																								287,246
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceed from deposit								$ 300,000
Common shares to be issued								1,875,000
Number of shares issued, shares																		4,023,368
Number of shares issued, value																		$ 450,000
Common Stock Subscription [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																			8,527,947	14,953,000
Number of shares issued, value																			$ 437,450	$ 747,650